SCHEDULE OF STOCK OPTION (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Shares Outstanding, Beginning Balance	4,500,664
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 0.01
Aggregate Intrinsic Value, Outstanding, Beginning Balance	$ 427,563
Shares, Granted		4,500,664
Weighted Average Exercise Price, Granted		$ 0.01
Aggregate Intrinsic Value Outstanding, Granted		$ 427,563
Shares, Exercised
Weighted Average Exercise Price, Exercised
Shares, Forfeited
Weighted Average Exercise Price, Forfeited
Weighted Average Remaining Term Granted		2 years
Shares, Outstanding, Ending Balance	4,500,664	4,500,664
Weighted Average Exercise Price Outstanding, Ending Balance	$ 0.01	$ 0.01
Weighted Average Remaining Term, Outstanding, Ending balance	1 year 3 months	2 years
Aggregate Intrinsic Value, Outstanding, Ending Balance	$ 427,563	$ 427,563
Weighted Average Remaining Term, Outstanding, Beginning Balance	2 years	0 years
Aggregate Intrinsic Value, Granted		$ 427,563